T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
ALABAMA 1.8%
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 107
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 209
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 123
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 48
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 195
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 368
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 389 358
1,408
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  75 74
74
ARIZONA 1.4%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 472
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 92
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 91
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (4) 325 333
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29 (1)(2) 100 85
1,073
CALIFORNIA 4.1%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  225 236
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  725 762
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  94 94
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 199
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 474
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3) 130 125
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 254
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 202

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 97
Del Mar Race Track Auth., 5.00%, 10/1/38  120 114
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 96
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 519
3,172
COLORADO 4.5%
Colorado, COP, 6.00%, 12/15/35  500 612
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 98
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 92
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 362
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 513
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (4) 150 150
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 486
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 514
Public Auth. for Colorado Energy, 6.125%, 11/15/23  75 76
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 123
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 411
3,437
CONNECTICUT 1.1%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 351
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 299
Hamden Town, Whitney Center, 5.00%, 1/1/30  180 173
823
DELAWARE 2.7%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 167
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 99
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  835 891
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 665
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 252
2,074
DISTRICT OF COLUMBIA 2.5%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 218

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 92
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 252
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.00%, 10/1/31 (4) 1,000 1,005
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (5) 525 342
1,909
FLORIDA 3.5%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 205
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 130
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25 (3) 100 98
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  15 15
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 257
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  20 20
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 89
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  195 198
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 118
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 122
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 139
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34 (4) 500 505
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 321
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 227
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 269
2,713
GEORGIA 1.7%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (1)(2) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (1)(2) 200 90
Augusta Airport, Series A, 5.00%, 1/1/35  250 254
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 295 271
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 365 362

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 251
1,318
GUAM 0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4)(6) 255 261
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 129
390
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 101
101
ILLINOIS 6.7%
Chicago, Series A, GO, 5.00%, 1/1/27  145 151
Chicago, Series A, GO, 5.00%, 1/1/27 (7) 55 59
Chicago, Series A, GO, 5.00%, 1/1/34  500 541
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/27 (4) 250 251
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 164
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27  85 85
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 361
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25) (8) 145 149
Chicago Waterworks, 5.00%, 11/1/25  300 310
Illinois, GO, 5.00%, 5/1/32  250 252
Illinois, GO, 5.50%, 5/1/25  125 129
Illinois, Series A, GO, 4.00%, 4/1/30 (9) 350 350
Illinois, Series A, GO, 5.00%, 10/1/25  250 258
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  400 348
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  250 247
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 260
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 143
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (10) 100 72
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (10) 660 386
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/27  500 512
Metropolitan Pier & Exposition Auth., McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (10) 55 55
Village of Hillside, 5.00%, 1/1/24  50 50
5,133
INDIANA 1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 164
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33  50 51

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  425 416
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 86
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 320
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4) 350 355
1,392
KANSAS 0.1%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-1,
4.00%, 6/1/27  75 75
75
KENTUCKY 2.5%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 458
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 523
Kentucky Public Energy Auth., Series B, VRDN, 4.00%, 1/1/49
(Tender 1/1/25)  750 749
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 198
1,928
LOUISIANA 1.7%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (8) 400 415
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 322
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 161
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  250 248
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 189
1,335
MARYLAND 5.5%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 150
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 99
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 99
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (3) 285 240
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  60 60
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 98
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 103
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 555

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 1,150 1,177
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 167
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 31
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (9) 60 63
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (9) 155 162
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 155
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 100
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 316
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 96
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 91
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 203
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  50 50
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 141
4,256
MASSACHUSETTS 0.7%
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.00%, 7/15/23  50 50
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 100
Massachusetts Dev. Fin. Agency, UMass Student Housing, 5.00%,
10/1/23  375 375
525
MICHIGAN 1.3%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 254
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  100 91
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 513
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 150 149
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
1,018

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
MINNESOTA 0.2%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 167
167
MISSOURI 1.1%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  85 73
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  315 313
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  85 85
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 154
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (3) 250 246
871
NEVADA 1.0%
Clark County Passenger Fac. Charge, McCarran Int'l. Airport,
5.00%, 7/1/29  205 229
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 265
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 95
Nevada Dept. of Business & Industry, Republic Services, VRDN,
3.75%, 12/1/26 (Tender 6/1/23) (4)(6) 100 100
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 101
790
NEW HAMPSHIRE 0.7%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  238 228
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  174 162
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 77
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27
(Tender 12/1/24) (1)(2)(3) 167 37
504
NEW JERSEY 5.2%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)(7) 10 10
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 506
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 533
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 148
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 97
New Jersey Economic Dev. Auth., Port Newark Container, 5.00%,
10/1/23 (4) 300 301
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (4) 125 123
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  600 492

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (10) 425 309
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 450
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,067
4,036
NEW YORK 7.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 180
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 215 212
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 100 93
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 99
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 82
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 390
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 221
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 302
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 245
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 103
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 78
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 184
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 225 187
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  518 233
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 401
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 200
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 80 75
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 410 410

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 851
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (4) 495 509
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (4) 130 134
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  100 100
5,409
NORTH CAROLINA 0.7%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  125 125
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 297
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  160 159
581
OHIO 1.5%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 385
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  190 176
Cleveland Airport, Series A, 5.00%, 1/1/29 (9) 125 128
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 92
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 320 313
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.97%, 1/1/43  100 100
1,194
OKLAHOMA 0.7%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25 (1)(2) 155 78
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 474
552
PENNSYLVANIA 6.4%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 250 254
Butler County Hosp. Auth., 5.00%, 7/1/25  125 127
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 90 88
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 3.00%, 1/1/24  500 493
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 142
Delaware River Port Auth., 5.00%, 1/1/27  1,000 1,066
East Hempfield Township IDA, Student Housing, 5.00%, 7/1/45
(Prerefunded 7/1/23) (8) 40 40
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 133
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (8) 200 206

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Montgomery County IDA, Constellation Energy, Series A, VRDN,
4.10%, 4/1/53 (Tender 4/3/28)  250 253
Pennsylvania Economic DFA, 5.00%, 12/31/38 (4) 250 251
Pennsylvania Economic DFA, 5.25%, 6/30/35 (4) 500 544
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 224
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.118%,
7/1/39 (5) 125 111
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%, 10/1/53  300 318
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 320
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 205
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 150
4,925
PUERTO RICO 9.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 12 6
Puerto Rico Commonwealth, GO, VR, 11/1/51 (2)(11) 413 199
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 1,250 1,269
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,250 1,250
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  29 27
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  110 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 78
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  160 139
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 75
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  48 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  594 621
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 98
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 393
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (2)
(12) 100 71

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (2)
(12) 100 71
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (9) 130 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)(12) 200 141
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)(12) 120 84
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (9) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(12) 100 71
Puerto Rico Electric Power Auth., Series XX, 4.75%, 7/1/26 (2)(12) 275 195
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)(12) 245 176
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 168
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 921
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 376
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 269
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 336
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  100 93
7,597
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 200
200
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 503 273
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 72 27
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (2) 185 13
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 80
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 84
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (4) 150 150
627
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  155 158
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  100 86
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  100 73

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 280
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  415 433
1,130
TEXAS 8.6%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (3) 250 250
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 254
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 280
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 102
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 332
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 110
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 324
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 680 675
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.00%, 12/1/59  500 500
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (4) 500 502
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 100
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (4) 600 600
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 265 265
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 484
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 506
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK) (13) 154 63
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (8) 100 101
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (8) 25 25
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  320 307
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (8) 50 53
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 175 138

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  260 269
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  250 259
6,599
UTAH 0.7%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 423
Vineyard Redev. Agency, 4.00%, 5/1/39 (9) 100 100
523
VIRGINIA 4.7%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (8) 260 271
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 277
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  55 55
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 151
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 70 70
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  185 186
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 272
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 378
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  65 64
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  305 295
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 101
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 325 346
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 425 451
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 262
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 369
Virginia Small Business Fin. Auth., Lifespire of Virginia, 3.00%,
12/1/23  100 99
3,647
WASHINGTON 0.4%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 100 95
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 190
285

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
WEST VIRGINIA 0.3%
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 200 200
200
WISCONSIN 2.7%
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 500 488
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 125 124
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 100 93
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 387
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 243
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27 (7) 250 270
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 94
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 235 239
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3)(7) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 97
2,051
Total Investments in Securities 98.7%
(Cost $79,950) $ 76,042
Other Assets Less Liabilities 1.3% 1,017
Net Assets 100.0% $ 77,059
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$13,234 and represents 17.2% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Corporation
(6) When-issued security
(7) Escrowed to maturity
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by Assured Guaranty Municipal Corporation
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F100-054Q1 05/23